CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 27, 2011 Predecessor [Member]
Net income (loss)	$ 153,136	$ (118,883)	$ (160,713)	$ (47,091)
Other comprehensive income (loss)
Change in unrealized loss on interest rate hedges	0	(6,795)	0	0
Change in unrealized income (loss) on marketable securities	44	22	(83)	20
Comprehensive income (loss)	153,180	(125,656)	(160,796)	(47,071)
Comprehensive income (loss) attributable to non-controlling interests	(37,785)	25,349	38,146	(752)
Comprehensive income (loss) attributable to the Company	$ 115,395	$ (100,307)	$ (122,650)	$ (47,823)